Accounts Receivable	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts Receivable
4. Accounts receivable
Accounts receivable, net of allowance for doubtful accounts by the Group consist of the following:

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Accounts receivable	255,251	179,967
Less: allowance for doubtful accounts (a)	(4,584)	(1,673)

Accounts receivable, net	250,667	178,294

(a)	The movement of the Group’s allowance for doubtful accounts is summarized in note 18.